BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current Non-recourse Borrowings And Current Portion Of Non-current Non-recourse Borrowings	$ 985	$ 364
Non-current Portion Of Non-current Non-recourse Borrowings	12,128	7,699
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 13,113	$ 8,063